NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 1)	Sep. 30, 2017 USD ($)
Notes and Loans Payable [Abstract]
September 30, 2018	$ 1,478,000
September 30, 2019	1,478,000
September 30, 2020	885,000
PNC Term Loans payable	3,841,000
Less: Current portion	(3,841,000)
Long-term portion	$ 0